Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Abstract]
Summary of the Status of Employee Stock Options	A summary of the status of employee stock options as of December 31, 2020 and changes during the year then ended is presented below:

All Employee Options	Number of Shares (in thousands)	Weighted Average Exercise Price	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2020	792	$20.06
Exercised	(365)	$20.97
Outstanding at December 31, 2020	427	$19.28	1.25	$14,338
Vested at December 31, 2020	427	$19.28	1.25	$14,338
Vested and expected to vest at December 31, 2020	427	$19.28	1.25	$14,338

Summary of Stock Units
A summary of stock units as of December 31, 2020 and changes during the year are presented below:

Stock Units	Stock Units (in thousands)	Weighted Average Contractual Term (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2020	5,183
Granted	1,035
Vested	(720)
Forfeited	(365)
Outstanding at December 31, 2020	5,133	2.25	$261,458
Vested and expected to vest at December 31, 2020	3,881	2.02	$205,097

Compensation Expense
Share-based compensation expense before taxes for the years ended December 31, 2020, 2019 and 2018 totaled approximately $40.9 million, $65.9 million and $40.1 million, respectively, as shown in the table below.

(in thousands)	2020	2019	2018
Cost of sales	$2,897	$2,493	$2,879
Research and development	7,014	5,810	6,457
Sales and marketing	15,889	7,947	9,372
General and administrative	15,136	23,705	21,405
Restructuring, acquisition, integration and other, net	—	25,938	—
Share-based compensation expense	40,936	65,893	40,113
Less: income tax benefit (1)	9,552	12,153	8,277
Net share-based compensation expense	$31,384	$53,740	$31,836
(1) Does not include the excess tax benefit realized for the tax deductions of the share-based payment arrangements which totaled $2.5 million, $4.0 million and $4.7 million, respectively, for the years ended December 31, 2020, 2019 and 2018.